April 2, 2018

ADVANTAGE FUNDS, INC.

-Dreyfus Structured Midcap Fund

DREYFUS INVESTMENT FUNDS

-Dreyfus Diversified Emerging Markets Fund

DREYFUS INVESTMENT PORTFOLIOS

-Midcap Stock Portfolio

THE DREYFUS/LAUREL FUNDS TRUST

-Dreyfus Equity Income Fund

DREYFUS OPPORTUNITY FUNDS

-Dreyfus Strategic Beta Emerging Markets Equity Fund

STRATEGIC FUNDS, INC.

-Dreyfus Active MidCap Fund

Supplement to Current Summary and Statutory Prospectuses

Effective March 31, 2018, Ronald Gala no longer serves as a Portfolio Manager of the Fund.  All references to Mr. Gala are deleted as of March 31, 2018.

DRY-GALASTK0418